The changes in the hedge accounting amounts recognized in shareholders’ equity as of December 31, 2021 are as follows: (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Movement	R$ 795,923	R$ (5,537,174)	R$ (604,828)
Realization	(525,290)	(1,667,886)	(790,353)
Cash flow hedges [member] | Currency risk [member]
IfrsStatementLineItems [Line Items]
Fair value, net of taxes, beginning		R$ 5,125,058
Movement	1,163,633
Realization	(525,290)
Fair value, net of taxes, ending	R$ 5,763,401		R$ 5,125,058